Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 44,925	$ 690	₨ 52,710		₨ 99,049
Bank overdrafts	(3,999)		(1,992)		(657)
Total	₨ 40,926	$ 629	₨ 50,718	$ 779	₨ 98,392	₨ 158,713